Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common shares issued (in shares)	208,000,000	0
Common shares outstanding (in shares)	208,000,000	0